NON-FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present Value Of The Obligation [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 33	$ 25	$ 36
Current services cost	1	1	3
Cost for interest	15	13	16
Actuarial (gains) losses	9	1	(3)
Benefit payments	(3)	(2)	(2)
Gain on monetary position, net	(17)	(5)	(15)
Liabilities, ending	38	33	25
Reclassification to liabilities associated to assets classified as held for sale			(10)
Fair Value Of Plan Assets [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	(4)	(4)	(5)
Current services cost
Cost for interest	(2)	(3)	(2)
Actuarial (gains) losses		2	1
Benefit payments
Gain on monetary position, net	2	1	2
Liabilities, ending	(4)	(4)	(4)
Reclassification to liabilities associated to assets classified as held for sale
Net Liability At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	29	21	31
Current services cost	1	1	3
Cost for interest	13	10	14
Actuarial (gains) losses	9	3	(2)
Benefit payments	(3)	(2)	(2)
Gain on monetary position, net	(15)	(4)	(13)
Liabilities, ending	$ 34	$ 29	21
Reclassification to liabilities associated to assets classified as held for sale			$ (10)